CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Successor [Member]	Successor [Member] Parent [Member]	Successor [Member] Tronox Incorporated	Predecessor [Member]	Predecessor [Member] Parent [Member]	Class A common stock [Member]	Class A common stock [Member] Successor [Member]	Class A common stock [Member] Successor [Member] Parent [Member]	Class B common stock [Member]	Capital in Excess of par Value [Member]	Capital in Excess of par Value [Member] Successor [Member]	Capital in Excess of par Value [Member] Successor [Member] Parent [Member]	Capital in Excess of par Value [Member] Successor [Member] Tronox Incorporated	Capital in Excess of par Value [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Successor [Member]	Retained Earnings [Member] Successor [Member] Parent [Member]	Retained Earnings [Member] Predecessor [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member] Parent [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Treasury Stock [Member]	Treasury Stock [Member] Successor [Member]	Treasury Stock [Member] Successor [Member] Parent [Member]	Treasury Stock [Member] Successor [Member] Tronox Incorporated	Treasury Stock [Member] Predecessor [Member]	Total Shareholders' Equity [Member]	Total Shareholders' Equity [Member] Successor [Member]	Total Shareholders' Equity [Member] Successor [Member] Parent [Member]	Total Shareholders' Equity [Member] Successor [Member] Tronox Incorporated	Non-controlling Interest [Member]	Non-controlling Interest [Member] Successor [Member]	Non-controlling Interest [Member] Successor [Member] Parent [Member]
Beginning Balance at Dec. 31, 2009					$ (613)										$ 496				$ (1,134)				$ 32					$ (7)
Net income					6
Net Income					6														6
Fresh-start reporting adjustments:
Other comprehensive income					(23)																		(23)
Ending Balance at Dec. 31, 2010					(630)														(1,128)				9
Net income	631				631
Net Income					631
Fresh-start reporting adjustments:
Other comprehensive income
Ending Balance at Jan. 31, 2011
Beginning Balance at Dec. 31, 2010		564			(630)							564			496				(1,128)				9					(7)
Net income		242															242
Net Income					631														631
Fresh-start reporting adjustments:
Elimination of predecessor shares, capital in excess of par value, and accumulated deficit					(1)										(496)				497				(9)					7
Other comprehensive income		(57)																			(57)
Shares withheld for claims		(7)																							(7)
Warrants exercised		1										1
Issuance of Tronox Limited shares					564										564
Share-based compensation		9										14													(5)
Ending Balance at Dec. 31, 2011		752			564							579			564		242				(57)				(12)	(12)
Beginning Balance at Jan. 31, 2011
Net income		242
Net Income		242
Fresh-start reporting adjustments:
Other comprehensive income		(57)
Ending Balance at Dec. 31, 2011	752	752	752								579					242				(57)				(12)		(12)			752
Fair value of noncontrolling interest on Transaction Date	233																																233
Net income	1,230
Net Income	1,230															1,230													1,230
Fresh-start reporting adjustments:
Other comprehensive income	33																			23									23				10
Merger consideration paid	(193)										(193)																		(193)
Issuance of Tronox Limited shares	1,370										1,370																		1,370
Issuance of Tronox Limited shares in share-split							1									(1)
Class A and Class B dividends declared	(32)															(32)													(32)
Tronox Limited Class A shares repurchased	(2)										(2)																		(2)
Tronox Incorporated warrants exercised	1										1																		1
Share-based compensation	20										27													(7)					20
Tronox Incorporated common shares vested/cancelled											(19)													19
Ending Balance at Jun. 30, 2012	3,412						1				1,763					1,439				(34)									3,169				243
Beginning Balance at Dec. 31, 2011	752	752	752								579		579			242		242				(57)				(12)			752		752
Fair value of noncontrolling interest on Transaction Date			233																																233
Net income	1,133	1,134	(45)													1,134													1,134				(1)
Net Income		1,133	(45)
Fresh-start reporting adjustments:
Other comprehensive income		(38)	(37)																			(38)									(38)				1
Merger consideration paid			(193)										(193)																		(193)
Issuance of Tronox Limited shares			1,370										1,370																		1,370
Issuance of Tronox Limited shares in share-split									1									(1)
Class A and Class B dividends declared		(60)	(61)															(61)													(61)
Tronox Limited Class A shares repurchased			(326)										(326)																		(326)
Tronox Incorporated warrants exercised	1										1																		1
Share-based compensation			5	20									5	27													(7)				5	20
Tronox Incorporated common shares vested/cancelled														(19)													19
Shares purchased for the Employee Participation Plan	(15)										(15)																		(15)
Ending Balance at Dec. 31, 2012	2,882	2,882	4,513				1	1			1,429	1,429				1,314	1,314			(95)	(95)								2,649	2,649			233	233
Net income	(70)
Net Income	(46)															(70)													(70)				24
Fresh-start reporting adjustments:
Other comprehensive income	(201)																			(150)									(150)				(51)
Class A and Class B dividends declared	(57)															(57)													(57)
Tronox Incorporated warrants exercised	1										1																		1
Share-based compensation	11										11																		11
Ending Balance at Jun. 30, 2013	$ 2,590						$ 1				$ 1,441					$ 1,187				$ (245)									$ 2,384				$ 206